Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
Supplemental cash flow information

33	Supplemental cash flow information

	2023	2022	2021

Total additions to contract assets (Note 14)	6,026,053	5,240,528	4,759,789
Total additions to intangible assets (Note 15 (b))	258,473	75,400	172,961

Items not affecting cash (see breakdown below)	(2,293,201)	(1,765,391)	(1,236,081)

Total additions to intangible and contract assets according to the statement of cash flows	3,991,325	3,550,537	3,696,669

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (a))	638,208	622,803	300,792
Contractors payable	419,457	414,645	218,523
Performance agreements	1,001,528	576,392	478,177
Right of use	108,405	42,182	140,187
Construction margin (Note 26)	125,603	109,369	98,402
Total	2,293,201	1,765,391	1,236,081